Note I - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2013	%	2012	%	2011	%
United States	$257,038	66	$239,153	64	$241,405	67
Foreign countries	134,627	34	136,538	36	118,085	33
Total	$391,665	100	$375,691	100	$359,490	100

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2013	2012	2011
Pumps and pump systems	$336,779	$318,235	$303,479
Repairs and other	54,886	57,456	56,011
Total	$391,665	$375,691	$359,490